UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSRS

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-4576

                                Bond Fund Series
                                ----------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------
                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN CONVERTIBLE CORPORATE BONDS AND NOTES SECTORS
--------------------------------------------------------------------------------
Information Technology                                                     14.3%
--------------------------------------------------------------------------------
Consumer Discretionary                                                     14.1
--------------------------------------------------------------------------------
Health Care                                                                10.1
--------------------------------------------------------------------------------
Industrials                                                                 7.4
--------------------------------------------------------------------------------
Financials                                                                  3.2
--------------------------------------------------------------------------------
Energy                                                                      3.0
--------------------------------------------------------------------------------
Utilities                                                                   2.9
--------------------------------------------------------------------------------
Telecommunication Services                                                  2.6
--------------------------------------------------------------------------------
Materials                                                                   0.8
--------------------------------------------------------------------------------
Consumer Staples                                                            0.6

Portfolio holdings and strategies are subject to change. Percentages are as of June 30, 2005 and are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Convertible Corporate Bonds and Notes    61.3%

Stocks                                   35.7

Bonds and Notes                           2.9

Cash Equivalents                          0.1

Portfolio holdings and strategies are subject to change. Percentages are as of June 30, 2005 and are based on total market value of investments.
--------------------------------------------------------------------------------


                   8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. CUMULATIVE TOTAL RETURNS ARE NOT ANNUALIZED. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPEN-HEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

CLASS A shares of the Fund were first publicly offered on 5/1/95. The Fund's maximum sales charge for Class A shares was lower prior to 3/11/96, so actual performance may have been higher. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/11/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS M shares of the Fund were first publicly offered on 6/3/86. Class M returns include the current maximum initial sales charge of 3.25%. Prior to March 11, 1996, Class M shares were designated as Class A shares. While Class M shares are subject to an annual 0.50% asset-based sales charge, the Board has set that charge at zero effective February 11, 2004.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   9 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                        BEGINNING    ENDING       EXPENSES
                                        ACCOUNT      ACCOUNT      PAID DURING
                                        VALUE        VALUE        6 MONTHS ENDED
                                        (1/1/05)     (6/30/05)    JUNE 30, 2005
--------------------------------------------------------------------------------
Class A Actual                          $ 1,000.00   $   958.10   $ 4.57
--------------------------------------------------------------------------------
Class A Hypothetical                      1,000.00     1,020.13     4.72
--------------------------------------------------------------------------------
Class B Actual                            1,000.00       954.30     8.52
--------------------------------------------------------------------------------
Class B Hypothetical                      1,000.00     1,016.12     8.79
--------------------------------------------------------------------------------
Class C Actual                            1,000.00       954.40     8.32
--------------------------------------------------------------------------------
Class C Hypothetical                      1,000.00     1,016.31     8.58
--------------------------------------------------------------------------------
Class M Actual                            1,000.00       958.40     4.23
--------------------------------------------------------------------------------
Class M Hypothetical                      1,000.00     1,020.48     4.37
--------------------------------------------------------------------------------
Class N Actual                            1,000.00       956.00     6.77
--------------------------------------------------------------------------------
Class N Hypothetical                      1,000.00     1,017.90     6.98

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           0.94%
---------------------------
Class B           1.75
---------------------------
Class C           1.71
---------------------------
Class M           0.87
---------------------------
Class N           1.39

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                  11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMET OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--59.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.1%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Goodyear Tire & Rubber Co. (The), 4% Cv.
Sr. Nts., 6/15/34 1                             $  2,000,000    $     2,792,500
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.6%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub.
Debs., 4/15/21                                     6,500,000          9,221,875
--------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375% Cv. Sr. Unsec.
Unsub. Nts., 4/15/23                               4,000,000          4,835,000
--------------------------------------------------------------------------------
Scientific Games Corp., 0.75% Cv. Sr. Sub.
Nts., 12/1/24 1                                    6,000,000          6,510,000
--------------------------------------------------------------------------------
Shuffle Master, Inc., 1.25% Cv. Sr. Unsec.
Nts., 4/15/24 1                                    2,000,000          2,267,500
                                                                ----------------
                                                                     22,834,375

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Eastman Kodak Co.:
3.375% Cv. Sr. Nts., 10/15/33 1                    3,000,000          3,232,500
3.375% Cv. Sr. Unsec. Unsub. Nts., 10/15/33        1,000,000          1,077,500
                                                                ----------------
                                                                      4,310,000

--------------------------------------------------------------------------------
MEDIA--5.6%
Charter Communications, Inc., 5.875% Cv.
Sr. Nts., 11/16/09 1                               2,000,000          1,292,500
--------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. (The),
4.50% Cv. Sr. Unsec. Nts., 3/15/23                 3,000,000          3,581,250
--------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Exchangeable Sr.
Unsec. Debs., 3/30/23 (exchangeable for Time
Warner, Inc., common stock) 1                      8,000,000          8,480,000
--------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr.
Unsec. Debs., 3/15/31 (exchangeable for Viacom,
Inc., Cl. B common stock or cash based
on the value thereof)                              5,000,000          3,850,000
--------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr.
Unsec. Nts., 4/15/23                               7,500,000          7,734,375
--------------------------------------------------------------------------------
XM Satellite Radio, Inc., 1.75% Cv. Sr.
Nts., 12/1/09 1                                    3,000,000          2,805,000
                                                                ----------------
                                                                     27,743,125

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.5%
Lowe's Cos., Inc., 0.861% Cv. Sr. Nts.,
10/19/21 2                                         7,000,000          7,262,500
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Reebok International Ltd., 2% Cv. Sr.
Unsec. Nts., Series B, 5/1/24                      5,000,000          5,262,500
--------------------------------------------------------------------------------
CONSUMER STAPLES--0.6%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Costco Cos., Inc., 2.50% Cv. Sub. Nts.,
8/19/17 3                                          3,000,000          3,071,250
--------------------------------------------------------------------------------
ENERGY--3.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
Halliburton Co., 3.125% Cv. Sr. Nts.,
7/15/23 1                                          5,000,000          6,937,500
--------------------------------------------------------------------------------
Schlumberger Ltd., 1.50% Cv. Sr. Unsec.
Debs., Series A, 6/1/23                            7,000,000          8,067,500
                                                                ----------------
                                                                     15,005,000


                  12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--3.2%
--------------------------------------------------------------------------------
CONSUMER FINANCE--1.3%
American Express Co., 1.85% Cv. Sr. Nts.,
12/1/33 1,2                                     $  6,000,000    $     6,105,000
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.8%
BlackRock, Inc., 2.625% Cv. Sr. Nts.,
2/15/35 1                                          4,000,000          4,055,000
--------------------------------------------------------------------------------
REAL ESTATE--1.1%
Host Marriott LP, 3.25% Cv. Sr. Debs.,
4/15/24 1                                          5,000,000          5,568,750
--------------------------------------------------------------------------------
HEALTH CARE--10.1%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.6%
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr.
Unsec. Nts., 4/15/11 1                             3,500,000          3,180,625
--------------------------------------------------------------------------------
Celgene Corp., 1.75% Cv. Sr. Nts., 6/1/08 1        1,000,000          1,763,750
--------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1       6,000,000          6,255,000
--------------------------------------------------------------------------------
Invitrogen Corp., 1.50% Cv. Sr. Unsec.
Nts., 2/15/24                                      7,000,000          6,772,500
                                                                ----------------
                                                                     17,971,875

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Cytyc Corp.:
2.25% Cv. Sr. Nts., 3/15/24 1                      2,000,000          1,965,000
2.25% Cv. Sr. Nts., 3/15/24                        1,500,000          1,473,750
--------------------------------------------------------------------------------
Fisher Scientific International, Inc.,
3.25% Cv. Sr. Sub. Nts., 3/1/24                    5,000,000          5,200,000
                                                                ----------------
                                                                      8,638,750

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.6%
Health Management Associates, Inc., 1.50%
Cv. Sr. Sub. Nts., 8/1/23                          6,500,000          7,052,500
--------------------------------------------------------------------------------
Lincare Holdings, Inc., 3% Cv. Sr. Nts.,
6/15/33                                            5,500,000          5,561,875
                                                                ----------------
                                                                     12,614,375

--------------------------------------------------------------------------------
PHARMACEUTICALS--2.2%
Teva Pharmaceutical Finance LLC, 0.25% Cv.
Sr. Sec. Debs., Series B, 2/1/24                   6,000,000          5,977,500
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc., 1.75% Cv. Sr.
Unsec. Debs., 3/15/23                              5,500,000          5,128,750
                                                                ----------------
                                                                     11,106,250

--------------------------------------------------------------------------------
INDUSTRIALS--7.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.4%
Alliant Techsystems, Inc., 2.75% Cv. Sr.
Sub. Nts., 2/15/24                                 4,500,000          4,719,375
--------------------------------------------------------------------------------
Lockheed Martin Corp., 3.018% Cv. Sr. Nts.,
8/15/33 2                                          7,000,000          7,485,870
                                                                ----------------
                                                                     12,205,245

--------------------------------------------------------------------------------
AIRLINES--0.8%
Continental Airlines, Inc., 4.50% Cv. Sr.
Unsec. Unsub. Nts., 2/1/07                         3,000,000          2,595,000
--------------------------------------------------------------------------------
Northwest Airlines Corp., 7.625% Cv. Sr.
Nts., 11/15/23 2                                   3,000,000          1,188,750
                                                                ----------------
                                                                      3,783,750


                  13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.3%
Tyco International Group SA, 2.75% Cv. Sr.
Unsec. Unsub. Debs.,
Series A, 1/15/18                               $  9,000,000    $    11,655,000
--------------------------------------------------------------------------------
MACHINERY--1.9%
Danaher Corp., 2.46% Cv. Sr. Unsec. Unsub.
Liquid Yield Option Nts., 1/22/21 3                5,000,000          3,925,000
--------------------------------------------------------------------------------
Navistar Financial Corp., 4.75% Cv. Unsec.
Sub. Nts., 4/1/09                                  4,000,000          3,950,000
--------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/05 4                   3,482,599            766,172
8.25% Cv. Sub. Nts., 12/31/05 4                    2,962,671            651,788
                                                                ----------------
                                                                      9,292,960

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.2%
Andrew Corp., 3.25% Cv. Sub. Nts., 8/15/13         4,000,000          4,530,000
--------------------------------------------------------------------------------
Comverse Technology, Inc., 0% Cv. Sr.
Unsec. Zero Yield Puttable
Securities, 5/15/23 3                              4,000,000          5,525,000
--------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec.
Nts., 9/1/08                                       7,500,000          7,031,250
--------------------------------------------------------------------------------
Tekelec, Inc., 2.25% Cv. Sr. Sub. Nts.,
6/15/08                                            2,000,000          2,082,500
--------------------------------------------------------------------------------
UTStarcom, Inc., 0.875% Cv. Sr. Unsec. Sub.
Nts., 3/1/08                                       2,000,000          1,415,000
                                                                ----------------
                                                                     20,583,750

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Agilent Technologies, Inc., 3% Cv. Sr.
Unsec. Debs., 12/1/21 2                            4,000,000          3,965,000
--------------------------------------------------------------------------------
IT SERVICES--3.6%
Amdocs Ltd., 0.50% Cv. Nts., 3/15/24               4,000,000          3,665,000
--------------------------------------------------------------------------------
BearingPoint, Inc., 2.75% Cv. Sub. Nts.,
12/15/24 1,2                                       4,500,000          3,993,750
--------------------------------------------------------------------------------
CSG Systems International, Inc.:
2.50% Cv. Nts., 6/15/24 1                          3,500,000          3,241,875
2.50% Cv. Sr. Nts., 6/15/24                          500,000            463,125
--------------------------------------------------------------------------------
DST Systems, Inc., 3.625% Cv. Sr. Unsec.
Debs., Series B, 8/15/23                           6,000,000          6,577,500
                                                                ----------------
                                                                     17,941,250

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--2.7%
Agere Systems, Inc., 6.50% Cv. Unsec.
Unsub. Nts., 12/15/09 (cv. into Agere Systems,
Inc., Cl. A common stock)                          6,000,000          6,075,000
--------------------------------------------------------------------------------
Cypress Semiconductor Corp., 1.25% Cv.
Unsec. Sub. Nts., 6/15/08                          3,000,000          3,187,500
--------------------------------------------------------------------------------
Skyworks Solutions, Inc., 4.75% Cv. Unsec.
Sub. Nts., 11/15/07                                4,000,000          4,080,000
                                                                ----------------
                                                                     13,342,500

--------------------------------------------------------------------------------
SOFTWARE--3.0%
Mentor Graphics Corp., 6.875% Cv. Unsec.
Sub. Nts., 6/15/07 4                               4,000,000          3,980,000
--------------------------------------------------------------------------------
Mercury Interactive Corp., 0% Cv. Sr.
Unsec. Sub. Nts., 5/1/08 3                         5,000,000          4,668,750
--------------------------------------------------------------------------------
Novell, Inc., 0.50% Cv. Sr. Unsec. Debs.,
7/15/24 1                                          7,500,000          6,403,125
                                                                ----------------
                                                                     15,051,875


                  14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--0.8%
--------------------------------------------------------------------------------
METALS & MINING--0.8%
Inco Ltd., 1% Cv. Unsec. Unsub. Debs.,
3/14/23                                         $  3,000,000    $     3,787,500
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
American Tower Corp., 3% Cv. Sr. Nts.,
8/15/12                                            5,500,000          6,606,875
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
NII Holdings, Inc., 2.875% Cv. Sr. Nts.,
2/1/34                                             4,500,000          6,041,250
--------------------------------------------------------------------------------
UTILITIES--2.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.9%
Calpine Corp., 4.75% Cv. Sr. Unsec. Nts.,
11/15/23 1                                         4,000,000          2,880,000
--------------------------------------------------------------------------------
CenterPoint Energy, Inc., 3.75% Cv. Sr.
Unsec. Nts., 5/15/23                               5,000,000          6,018,750
--------------------------------------------------------------------------------
CMS Energy Corp., 2.875% Cv. Sr. Nts.,
12/1/24                                            4,500,000          5,467,500
                                                                ----------------
                                                                     14,366,250
                                                                ----------------

Total Convertible Corporate Bonds and
Notes (Cost $292,619,327)                                           292,964,455

                                                      SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--30.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.8%
--------------------------------------------------------------------------------
AUTOMOBILES--2.8%
Ford Motor Co. Capital Trust II, 6.50%
Cum. Cv. Trust Preferred Securities,
Non-Vtg.                                             100,000          4,033,000
--------------------------------------------------------------------------------
General Motors Corp., 4.50% Cv. Sr. Debs.,
Series A                                             400,000          9,728,000
                                                                ----------------
                                                                     13,761,000

--------------------------------------------------------------------------------
ENERGY--2.5%
--------------------------------------------------------------------------------
OIL & GAS--2.5%
Amerada Hess Corp. 7% Cv., Non-Vtg.                  100,000          9,163,000
--------------------------------------------------------------------------------
Chesapeake Energy Corp., 5% Cum. Cv.,
Non-Vtg. 1                                            30,000          3,431,250
                                                                ----------------
                                                                     12,594,250

--------------------------------------------------------------------------------
FINANCIALS--12.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Lehman Brothers Holdings, Inc., 6.25% Cv.
Premium Income Equity Linked Nts., 10/15/07
(linked to General Mills, Inc. common stock)         220,000          5,544,000
--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.2%
Marshall & Ilsley Corp., 6.50% Cv.                   200,000          5,510,000
--------------------------------------------------------------------------------
Washington Mutual Capital Trust 2001,
5.375% Cum. Cv. Units (each unit consists of
one preferred stock and one warrant to
purchase shares of Washington Mutual,
Inc.):
Non-Vtg. 1,5                                          75,000          3,975,000
Non-Vtg. 5                                            30,000          1,590,000
                                                                ----------------
                                                                     11,075,000


                  15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.1%
State Street Corp., 6.75% Cv. Nts.                    25,000    $     5,425,000
--------------------------------------------------------------------------------
INSURANCE--5.6%
Chubb Corp. (The), 7% Cv. Equity Units,
Series A (each unit consists of one warrant
to purchase Chubb Corp. (The) common stock and
$25 principal amount of Chubb Corp. (The), 4%
sr. nts., 11/16/07) 5                                130,000          4,124,900
--------------------------------------------------------------------------------
Genworth Financial, Inc., 6% Cv.                     210,000          7,213,500
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
(The), 7% Cv. Equity Units (each unit has a
stated amount of $50 and consists of a purchase
contract to purchase Hartford Financial
Services Group, Inc. (The) common stock and a
normal unit which consists of $1,000 principal
amount of Hartford Financial Services
Group, Inc. (The), 2.56% sr. nts., 8/16/08) 5        100,000          6,920,000
--------------------------------------------------------------------------------
MetLife, Inc., 6.375% Cv. Equity Units,
Series B, (each equity unit consists
of a fractional interest in trust preferred
securities as well as a stock
purchase contract to purchase Met Life,
Inc., Series A and Series B) 5,6                     170,000          4,457,400
--------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv.                           220,000          5,269,000
                                                                ----------------
                                                                     27,984,800

--------------------------------------------------------------------------------
REAL ESTATE--1.6%
Simon Property Group Inc., 6% Cv., Non-Vtg.          130,000          8,060,000
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Sovereign Capital Trust VI, 4.375% Cv.                50,000          2,212,500
--------------------------------------------------------------------------------
HEALTH CARE--3.4%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Baxter International, Inc., 7% Cv. Equity
Units (each equity unit has a stated value of
$50 and consists of a purchase contract to
purchase Baxter International, Inc. common
stock and $50 principal amount of
Baxter International, Inc., 3.60% sr. nts.,
2/16/08), Non-Vtg. 5                                 130,000          7,187,700
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Omnicare Capital Trust II, Inc., 4% Cv.,
Series B                                              80,000          4,640,000
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.0%
Schering-Plough Corp. 6% Cv.                         100,000          5,098,000
--------------------------------------------------------------------------------
INDUSTRIALS--1.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.8%
Northrop Grumman Corp., 7% Cum. Cv., Series B         30,000          3,750,000
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
United Rentals Trust I, 6.50% Cv. Quarterly
Income Preferred Securities                           85,000          3,570,000
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.6%
Lucent Technologies Capital Trust I, 7.75%
Cum. Cv., Non-Vtg.                                     8,000          7,786,000
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Xerox Corp., 6.25% Cv.                                50,000          5,953,000


                  16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--1.1%
--------------------------------------------------------------------------------
METALS & MINING--1.1%
Freeport-McMoRan Copper & Gold, Inc., 5.50%
Cv.                                                    6,000    $     5,555,250
--------------------------------------------------------------------------------
UTILITIES--4.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.6%
FPL Group, Inc., 8% Cv. Equity Units (each
unit consists of corporate units, each with a
stated amount of $50 and includes a purchase
contract to purchase FPL Group, Inc. common
stock and $50 principal amount of FPL Group
Capital, Inc., 5% debs., series b, 2/16/08) 5        120,000          7,753,200
--------------------------------------------------------------------------------
GAS UTILITIES--0.8%
El Paso Corp., 4.99% Cv. 1                             3,000          3,198,000
--------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr.
Unsec. Debs. 1                                        10,000            912,500
                                                                ----------------
                                                                      4,110,500

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
AES Trust III, 6.75% Cv.                             100,000          4,830,000
--------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr.
Unsec. Sub. Debs.                                     50,000          4,562,500
                                                                ----------------
                                                                      9,392,500
                                                                ----------------

Total Preferred Stocks (Cost $142,081,818)                          151,452,700

--------------------------------------------------------------------------------
COMMON STOCKS--4.0%
--------------------------------------------------------------------------------
Alltel Corp.                                          70,000          4,359,600
--------------------------------------------------------------------------------
Altria Group, Inc.                                    75,000          4,849,500
--------------------------------------------------------------------------------
Computer Associates International, Inc.                   --                  7
--------------------------------------------------------------------------------
Johnson & Johnson                                     70,000          4,550,000
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      25,000          2,602,750
--------------------------------------------------------------------------------
Masco Corp.                                          100,000          3,176,000
--------------------------------------------------------------------------------
SystemOne Technologies, Inc. 6                       197,142              5,914
                                                                ----------------
Total Common Stocks (Cost $18,115,315)                               19,543,771

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Portion of Danskin, Inc., Promissory Nt. to be
used to purchase 53,309 shares of restricted
common stock in rights offering 4,6,7
(Cost $15,993)                                            --             15,993


                  17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL               VALUE
                                                      AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES--2.8%
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Capped Appreciation
Linked Nts., Series BIIB, 7.25%, 3/14/06
(linked to the performance of Biogen Idec,
Inc.)                                            $ 4,000,000    $     3,710,000
--------------------------------------------------------------------------------
Morgan Stanley, Cv. Premium Equity
Participating Security, 2.50%, 10/2/06
(exchangeable for General Electric Co.
common stock) 4                                      298,463         10,062,680
                                                                ----------------
Total Structured Notes (Cost $14,000,003)                            13,772,680

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
--------------------------------------------------------------------------------
Undivided interest of 0.05% in joint
repurchase agreement (Principal Amount/
Value $1,064,446,000, with a maturity value of
$1,064,540,617) with UBS Warburg LLC, 3.20%,
dated 6/30/05, to be repurchased at $496,044
on 7/1/05, collateralized by Federal Home
Loan Mortgage Corp., 5.50%, 2/1/35, with a
value of $1,087,273,837 (Cost $496,000)              496,000            496,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST
$467,328,456)                                           96.4%       478,245,599
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          3.6         17,993,837
                                                 -------------------------------
NET ASSETS                                             100.0%   $   496,239,436
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $91,246,125 or 18.39% of the Fund's net assets as of June 30, 2005.

2. Represents the current interest rate for a variable or increasing rate security.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $15,476,633, which represents 3.12% of the Fund's net assets, of which $15,993 is considered restricted. See
Note 5 of Notes to Financial Statements.

5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

6. Non-income producing security.

7. Received as the result of issuer reorganization.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $467,328,456)--see
accompanying statement of investments                           $   478,245,599
--------------------------------------------------------------------------------
Cash                                                                  3,240,630
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     15,627,231
Interest and dividends                                                1,946,366
Shares of beneficial interest sold                                      377,036
Other                                                                    54,168
                                                                ----------------
Total assets                                                        499,491,030

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                1,418,964
Dividends                                                               741,086
Investments purchased                                                   520,194
Distribution and service plan fees                                      306,611
Trustees' compensation                                                  120,464
Transfer and shareholder servicing agent fees                            66,355
Shareholder communications                                               58,410
Other                                                                    19,510
                                                                ----------------
Total liabilities                                                     3,251,594
                                                                ================

--------------------------------------------------------------------------------
NET ASSETS                                                      $   496,239,436
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                 $   593,252,913
--------------------------------------------------------------------------------
Accumulated net investment loss                                      (4,639,827)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (103,290,793)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           10,917,143
                                                                ----------------
NET ASSETS                                                      $   496,239,436
                                                                ================


                  19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $274,176,600 and 21,286,162 shares of  beneficial
interest outstanding)                                                  $  12.88
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                     $  13.67
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $67,114,656 and 5,202,700
shares of beneficial interest outstanding)                             $  12.90
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $67,504,426 and 5,243,713
shares of beneficial interest outstanding)                             $  12.87
--------------------------------------------------------------------------------
Class M Shares:
Net asset value and redemption price per share (based on net assets of $85,000,008 and 6,603,187 shares of beneficial
interest outstanding)                                                  $  12.87
Maximum offering price per share (net asset value plus sales
charge of 3.25% of offering price)                                     $  13.30
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $2,443,746 and 189,732 shares
of beneficial interest outstanding)                                    $  12.88

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                      $      4,917,130
--------------------------------------------------------------------------------
Interest                                                              4,897,038
                                                               -----------------
Total investment income                                               9,814,168

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,276,745
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 344,419
Class B                                                                 365,310
Class C                                                                 364,070
Class M                                                                  96,250
Class N                                                                   5,680
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 205,360
Class B                                                                  67,345
Class C                                                                  56,323
Class M                                                                  50,585
Class N                                                                   3,857
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  22,181
Class B                                                                   9,976
Class C                                                                   6,080
Class M                                                                   4,879
Class N                                                                     319
--------------------------------------------------------------------------------
Accounting service fees                                                  80,534
--------------------------------------------------------------------------------
Custodian fees and expenses                                               6,550
--------------------------------------------------------------------------------
Trustees' compensation                                                    3,808
--------------------------------------------------------------------------------
Other                                                                    51,530
                                                               -----------------
Total expenses                                                        3,021,801
Less reduction to custodian expenses                                     (5,988)
Less waivers and reimbursements of expenses                                (163)
                                                               -----------------
Net expenses                                                          3,015,650

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 6,798,518

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                      6,694,954
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (38,857,750)

--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $    (25,364,278)
                                                               =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    SIX MONTHS             YEAR
                                                         ENDED            ENDED
                                                 JUNE 30, 2005     DECEMBER 31,
                                                   (UNAUDITED)             2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                            $   6,798,518   $   18,481,548
--------------------------------------------------------------------------------
Net realized gain                                    6,694,954       29,046,375
--------------------------------------------------------------------------------
Net change in unrealized appreciation              (38,857,750)      (4,905,531)
                                                 -------------------------------
Net increase (decrease) in net assets
resulting from operations                          (25,364,278)      42,622,392

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                             (4,018,544)     (15,613,529)
Class B                                               (723,592)      (3,901,818)
Class C                                               (736,316)      (3,350,297)
Class M                                             (1,293,609)      (5,064,498)
Class N                                                (26,458)         (83,852)

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from beneficial interest
transactions:
Class A                                            (27,828,087)       1,054,354
Class B                                            (13,154,168)     (50,450,935)
Class C                                             (8,997,628)      (3,149,841)
Class M                                            (10,356,039)     (16,303,106)
Class N                                                441,782          631,345

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total decrease                                     (92,056,937)     (53,609,785)
--------------------------------------------------------------------------------
Beginning of period                                588,296,373      641,906,158
                                                 -------------------------------
End of period (including accumulated net
investment loss of $4,639,827 and $4,639,826,
respectively)                                    $ 496,239,436   $  588,296,373
                                                 ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                      YEAR
                                                ENDED                                                                     ENDED
                                         JUNE 30,2005                                                                  DEC. 31,
CLASS A                                   (UNAUDITED)          2004          2003            2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $      13.63    $    13.27    $    11.29      $    12.76     $    13.85     $    16.36
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .18 1         .43 1         .56             .57            .48            .72
Net realized and unrealized gain (loss)          (.75)          .58          1.98           (1.41)          (.94)         (1.45)
                                         -----------------------------------------------------------------------------------------
Total from investment operations                 (.57)         1.01          2.54            (.84)          (.46)          (.73)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income             (.18)         (.65)         (.56)           (.63)          (.63)          (.72)
Distributions from net realized gain               --            --            --              --             --          (1.06)
                                         -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.18)         (.65)         (.56)           (.63)          (.63)         (1.78)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $      12.88    $    13.63    $    13.27      $    11.29     $    12.76     $    13.85
                                         =========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              (4.19)%        7.74%        22.95%          (6.59)%        (3.30)%        (4.81)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $    274,177    $  319,478    $  310,641      $  202,968     $  187,458     $  210,903
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $    290,216    $  321,729    $  252,347      $  190,677     $  197,514     $  225,938
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            2.79%         3.24%         4.48%           4.77%          3.58%          4.42%
Total expenses                                   0.94% 4       0.94% 4       0.94% 4,5       0.99% 4        0.95% 4        0.90% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            28%           54%           61%             52%            69%           127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                      YEAR
                                                ENDED                                                                     ENDED
                                         JUNE 30,2005                                                                  DEC. 31,
CLASS B                                   (UNAUDITED)          2004          2003            2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $      13.65    $    13.29    $    11.30      $    12.79     $    13.87     $    16.38
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .13 1         .33 1         .43             .43            .38            .59
Net realized and unrealized gain (loss)          (.75)          .58          2.02           (1.38)          (.93)         (1.45)
                                         -----------------------------------------------------------------------------------------
Total from investment operations                 (.62)          .91          2.45            (.95)          (.55)          (.86)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income             (.13)         (.55)         (.46)           (.54)          (.53)          (.59)
Distributions from net realized gain               --            --            --              --             --          (1.06)
                                         -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.13)         (.55)         (.46)           (.54)          (.53)         (1.65)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period           $      12.90    $    13.65    $    13.29      $    11.30     $    12.79     $    13.87
                                         =========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              (4.57)%        6.92%        22.07%          (7.44)%        (3.97)%        (5.55)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $     67,115    $   84,816    $  133,058      $  154,350     $  286,829     $  373,860
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $     73,628    $  102,670    $  139,757      $  213,259     $  330,806     $  418,592
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            1.98%         2.47%         3.79%           3.95%          2.75%          3.62%
Total expenses                                   1.75% 4       1.75% 4       1.74% 4,5       1.77% 4        1.71% 4        1.70% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            28%           54%           61%             52%            69%           127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                           SIX MONTHS                                                                      YEAR
                                                ENDED                                                                     ENDED
                                         JUNE 30,2005                                                                  DEC. 31,
CLASS C                                   (UNAUDITED)          2004          2003            2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $      13.62    $    13.27    $    11.28      $    12.76     $    13.84     $    16.35
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .13 1         .33 1         .46             .46            .38            .59
Net realized and unrealized gain (loss)          (.75)          .57          1.99           (1.40)          (.93)         (1.45)
                                         -----------------------------------------------------------------------------------------
Total from investment operations                 (.62)          .90          2.45            (.94)          (.55)          (.86)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income             (.13)         (.55)         (.46)           (.54)          (.53)          (.59)
Distributions from net realized gain               --            --            --              --             --          (1.06)
                                         -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.13)         (.55)         (.46)           (.54)          (.53)         (1.65)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period           $      12.87    $    13.62    $    13.27      $    11.28     $    12.76     $    13.84
                                         =========================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              (4.56)%        6.89%        22.14%          (7.39)%        (3.98)%        (5.56)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $     67,503    $   80,995    $   82,149      $   61,031     $   76,846     $   91,567
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $     73,393    $   82,470    $   69,787      $   66,391     $   85,774     $   96,574
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            2.02%         2.48%         3.73%           3.97%          2.80%          3.62%
Total expenses                                   1.71% 4       1.70% 4       1.70% 4,5       1.76% 4        1.71% 4        1.70% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            28%           54%           61%             52%            69%           127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                         JUNE 30,2005                                                                    DEC. 31,
CLASS M                                   (UNAUDITED)          2004            2003            2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $      13.62    $    13.27      $    11.28      $    12.76     $    13.84     $    16.35
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .18 1         .43 1           .50             .49            .41            .64
Net realized and unrealized gain (loss)          (.75)          .57            2.00           (1.40)          (.93)         (1.45)
                                         ------------------------------------------------------------------------------------------
Total from investment operations                 (.57)         1.00            2.50            (.91)          (.52)          (.81)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income             (.18)         (.65)           (.51)           (.57)          (.56)          (.64)
Distributions from net realized gain               --            --              --              --             --          (1.06)
                                         -------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.18)         (.65)           (.51)           (.57)          (.56)         (1.70)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $      12.87    $    13.62      $    13.27      $    11.28     $    12.76     $    13.84
                                         ===========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              (4.16)%        7.69%          22.59%          (7.16)%        (3.72)%        (5.30)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $     85,000    $  100,877      $  114,600      $  108,426     $  144,612     $  181,521
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)        $     91,280    $  106,194      $  110,337      $  122,897     $  160,919     $  213,617
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            2.86%         3.24%           4.16%           4.24%          3.04%          3.90%
Total expenses                                   0.87% 4       0.95% 4,5       1.32% 4,5       1.51% 4        1.45% 4        1.42% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            28%           54%             61%             52%            69%           127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                        SIX MONTHS                                                         YEAR
                                                             ENDED                                                        ENDED
                                                     JUNE 30, 2005                                                     DEC. 31,
CLASS N                                                (UNAUDITED)            2004          2003           2002          2001 1
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $       13.63      $    13.27    $    11.29     $    12.76      $    13.68
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .15 2           .37 2         .49            .55             .42
Net realized and unrealized gain (loss)                       (.75)            .58          2.00          (1.43)           (.84)
                                                     ----------------------------------------------------------------------------
Total from investment operations                              (.60)            .95          2.49           (.88)           (.42)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.15)           (.59)         (.51)          (.59)           (.50)
Distributions from net realized gain                            --              --            --             --              --
                                                     ----------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                  (.15)           (.59)         (.51)          (.59)           (.50)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $       12.88      $    13.63    $    13.27     $    11.29      $    12.76
                                                     ===========================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                           (4.40)%          7.31%        22.45%         (6.92)%         (3.02)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $       2,444      $    2,131    $    1,458     $      388      $       36
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $       2,294      $    1,781    $      743     $      205      $       10
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         2.33%           2.79%         3.87%          4.38%           5.45%
Total expenses                                                1.39%           1.37%         1.37%          1.43%           1.22%
Expenses after payments and waivers and
reduction to custodian expenses                                N/A 5,6         N/A 5        1.35%          1.38%            N/A 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         28%             54%           61%            52%             69%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the


                  28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2005, the market value of these securities comprised 2.8% of the Fund's net assets and resulted in unrealized cumulative losses of $227,323.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $102,605,135. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred


                  29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2005, it is estimated that the Fund will utilize $6,694,954 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2004, the Fund utilized $22,626,011 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                           EXPIRING
                           ------------------------------
                           2009            $   18,833,093
                           2010                90,466,996
                                           --------------
                           Total           $  109,300,089
                                           ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2005, the Fund's projected benefit obligations were decreased by $6,308 and payments of $2,545 were made to retired trustees, resulting in an accumulated liability of $107,211 as of June 30, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                  30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED JUNE 30, 2005    YEAR ENDED DECEMBER 31, 2004
                               SHARES              AMOUNT       SHARES             AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                        1,470,771      $   19,200,322    6,358,012    $    84,644,732
Dividends and/or
distributions reinvested      238,733           3,081,500      900,277         12,114,223
Redeemed                   (3,866,733)        (50,109,909)  (7,215,971)       (95,704,601)
                           ---------------------------------------------------------------
Net increase (decrease)    (2,157,229)     $  (27,828,087)      42,318    $     1,054,354
                           ===============================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                          245,055      $    3,181,222    1,168,753    $    15,636,529
Dividends and/or
distributions reinvested       36,461             471,386      193,385          2,607,930
Redeemed                   (1,293,197)        (16,806,776)  (5,155,900)       (68,695,394)
                           ---------------------------------------------------------------
Net decrease               (1,011,681)     $  (13,154,168)  (3,793,762)   $   (50,450,935)
                           ===============================================================

------------------------------------------------------------------------------------------
CLASS C
Sold                          242,292      $    3,142,995    1,078,891    $    14,393,979
Dividends and/or
distributions reinvested       36,432             469,919      162,119          2,182,505
Redeemed                     (981,703)        (12,610,542)  (1,486,132)       (19,726,325)
                           ---------------------------------------------------------------
Net decrease                 (702,979)     $   (8,997,628)    (245,122)   $    (3,149,841)
                           ===============================================================


                  31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            SIX MONTHS ENDED JUNE 30, 2005        YEAR ENDED DECEMBER 31, 2004
                                SHARES              AMOUNT           SHARES             AMOUNT
-----------------------------------------------------------------------------------------------
CLASS M
Sold                            33,955        $    436,511          140,463       $  1,876,605
Dividends and/or
distributions reinvested        70,381             907,718          265,627          3,571,401
Redeemed                      (908,123)        (11,700,268)      (1,637,323)       (21,751,112)
                              -----------------------------------------------------------------
Net decrease                  (803,787)       $(10,356,039)      (1,231,233)      $(16,303,106)
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                            54,194        $    708,127          102,523       $  1,367,550
Dividends and/or
distributions reinvested         1,796              23,187            5,527             74,505
Redeemed                       (22,634)           (289,532)         (61,549)          (810,710)
                              -----------------------------------------------------------------
Net increase                    33,356        $    441,782           46,501       $    631,345
                              =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2005, were $140,323,705 and $225,955,930, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.625% of the first $50 million of average annual net assets of the Fund, 0.50% of the next $250 million and 0.4375% of average annual net assets over $300 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2005, the Fund paid $80,534 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $394,107 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                  32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C, CLASS M AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C, Class M and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. While the Class M plan permits an annual asset-based sales charge payment of 0.50%, the Board has set that payment at zero effective February 11, 2004. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2005 for Class B, Class C and Class N shares were $2,577,840, $2,226,620 and $29,160, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                      CLASS A         CLASS B        CLASS C         CLASS N
                      CLASS A         CLASS M      CONTINGENT      CONTINGENT     CONTINGENT      CONTINGENT
                    FRONT-END       FRONT-END        DEFERRED        DEFERRED       DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES   SALES CHARGES
SIX MONTHS        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY     RETAINED BY
ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------
June 30, 2005   $      32,356   $       2,208   $         966   $     111,476  $      14,148   $       2,380


                  33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended June 30, 2005, OFS waived $163 for Class N shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                             UNREALIZED
                                             ACQUISITION               VALUATION AS OF     APPRECIATION
SECURITY                                            DATE        COST     JUNE 30, 2005   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
Portion of Danskin, Inc. Promissory Nt.
to be used to purchase 53,309 shares of
restricted common stock in rights offering       8/14/95    $ 15,993          $ 15,993             $ --

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages,


                  34 | OPPENHEIMER CONVERTIBLE SECURITIES FUND rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  35 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  36 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Edward Everett and the Manager's Growth investment team and analysts. Mr. Everett has had over 12 years of experience managing equity investments. Mr. Everett has been a portfolio manager of the Fund since 1993. Mr. Everett has been a Vice President of the Manager and of the Fund since January 2000.


                  37 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other convertible securities funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board considered that the Fund's five-year, three-year and one-year performance were all below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other convertible securities funds and other funds with comparable assets levels and distribution features. The Board considered that the Fund's management fees and its total expenses are both lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced modest asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.


                  38 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  39 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the

            Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

            o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

            o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

            o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

            o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005 the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Fund Series

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer


Date:    August 10, 2005